Shareholders' Equity	6 Months Ended
Jun. 30, 2022
Shareholders' Equity
Shareholders' Equity

Note 9 - Shareholders’ Equity

	June 30,		December 31,
(SEK in thousands, except per share amounts and number of shares)	2022	2021	2021

Total registered shares at the beginning of the period	52,341,584	49,941,584	49,941,584
New issue of shares during the period	6,764,604	—	2,400,000
Total registered shares at the end of the period	59,106,188	49,941,584	52,341,584

Class of shares
Ordinary shares	53,198,170	49,941,584	52,341,584
C-shares	5,908,018	—	—
Total	59,106,188	49,941,584	52,341,584
- of which C shares held by Calliditas	5,908,018	—	—
Total registered shares at the end of the period, net of shares held by Calliditas	53,198,170	49,941,584	52,341,584

Share capital at the end of the period	2,364	1,998	2,094

Equity attributable to equity holders of the Parent Company	721,094	931,206	1,008,281
Non-controlling interests	—	32,172	—
Equity at the end of the period	721,094	963,378	1,008,281

	Three Months Ended		Six Months Ended		Year Ended
	June 30,		June 30,		December 31,
(SEK in thousands, except per share amounts and number of shares)	2022	2021	2022	2021	2021

Loss per share before and after dilution, SEK	(3.62)	(3.22)	(7.57)	(5.84)	(9.84)
Weighted-average number of ordinary shares outstanding for the period, before and after dilution	53,190,170	49,941,584	52,788,020	49,941,584	50,829,255

Reserves for translation from foreign operations amounted to SEK 30.1 million and SEK 2.3 million which are included in equity as of June 30, 2022 and 2021, respectively.